Note 18 - Financial Instruments (Details Textual)			3 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 20, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 15, 2017 USD ($)	Dec. 31, 2014 USD ($)
Asset Impairment Charges, Total				$ 4,595,819	$ 5,924,668	$ 1,641,885
Vessel Profit Participation Liability, Noncurrent				1,297,100
Other Investment, Other than Temporary Impairment					4,421,452
Long-term Debt, Fair Value				73,700,000
Difference Between Fair Value and Carrying Value				700,000
Long-term Debt, Total				74,412,271
Investments and Other Noncurrent Assets			$ 4,000,000		4,000,000	$ 7,396,738		$ 6,183,800
Escrow Deposit Disbursements Related to Property Acquisition					$ 4,000,000
Measurement Input, Expected Dividend Rate [Member]
Equity Securities, FV-NI, Measurement Input			19		19
Euromar LLC, The Joint Venture [Member]
Fair Value Inputs, Cost of Capital					9.50%
Other Investment, Other than Temporary Impairment			$ 4,421,452		$ 4,421,452
Equity Method Investments [Member] | Minimum [Member]
Fair Value Inputs, Cost of Capital					9.00%
Equity Method Investments [Member] | Maximum [Member]
Fair Value Inputs, Cost of Capital					10.00%
M/V Eleni P [Member]
Assets Held-for-sale, Long Lived, Fair Value Disclosure		$ 2,950,000
Estimated cost to sell, property		130,000
Asset Impairment Charges, Total		$ (5,920,000)
M/V Monika P. [Member]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 5,000,000
Estimated cost to sell, property	100,000
Asset Impairment Charges, Total	(3,330,000)
Profit Sharing Agreement, Percentage							35.00%
Vessel Profit Participation Liability, Noncurrent							$ 1,297,100
Assets Held-for-sale, Not Part of Disposal Group, Total	8,230,000
M/V Aggeliki P. [Member]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	4,300,000
Estimated cost to sell, property	170,000
Asset Impairment Charges, Total	(1,260,000)
Assets Held-for-sale, Not Part of Disposal Group, Total	$ 5,390,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total				2
Derivative, Notional Amount				$ 15,000,000